Exhibit 99.1

Name of						Assets that Were			Assets that Were			Assets Pending Repurchase or
Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2018-31		BofA/Shellpoint	898	193,462,837.52	100.00%	-	-	0.00%	-	-	0.00%	2	73,974.70	0.04%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-38		JPM/Nationwide/HUD	915	215,053,277.17	100.00%	-	-	0.00%	-	-	0.00%	2	270,114.07	0.13%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			1,813	408,516,114.69	100.00%	0	0.00	0.00%	0	0.00	0.00%	4	344,088.77	0.08%	-	-	0.00%	0	0.00	0.00%	-	-	0.00%